FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
Schedule of maturity profile of financial liabilities based on contractual undiscounted payments (including interest payments)

December 31, 2023:

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$3,113	$—	$—	$3,113
User accounts	3,553	—	—	3,553
Accrued expenses and other payables	2,667	—	—	2,667
Lease liabilities	645	493	251	1,389
Contingent consideration	—	1,000	—	1,000
	$9,978	$1,493	$251	$11,722

NOTE 5: — FINANCIAL INSTRUMENTS (Cont.)

December 31, 2022:

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$3,234	$—	$—	$3,234
User accounts	3,328	—	—	3,328
Accrued expenses and other payables	4,750	—	—	4,750
Short-term bank loan and credit	2,505	—	—	2,505
Lease liabilities	657	422	2	1,081
Contingent consideration	286	1,250	1,000	2,536
	$14,760	$1,672	$1,002	$17,434

Schedule of changes in liabilities arising from financing activities

					Total
					liabilities
					arising
				Short-term	from
	Warrants	Lease	Contingent	bank loan and	financing
	liability	liabilities	consideration	credit	activities
Balance as of December 31, 2021	$—	$1,743	$1,375	$—	$3,118
New leases	—	74	—	—	74
Contingent payment for a business combination	—	—	1,768	—	1,768
Changes in the fair value	—	—	(1,037)	—	(1,037)
Cash flows	—	(688)	—	2,505	1,817
Currency revaluations	—	(121)	—	—	(121)
Balance as of December 31, 2022	—	1,008	2,106	2,505	5,619
New leases	—	287	—	—	287
Lease termination	—	(109)	—	—	(109)
Modification	—	674	—	—	674
Warrants issuance (see Note 1d)	10,925	—	—	—	10,925
Changes in fair value	(9,440)	—	(1,718)	—	(11,158)
Cash flows	—	(549)	(211)	(2,504)	(3,264)
Fair value of shares issued	—	—	(171)	—	(171)
Currency revaluations	—	(12)	—	(1)	(13)
Balance as of December 31, 2023	$1,485	$1,299	$6	$—	$2,790

Schedule of fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value

As of December 31, 2023:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$68	$—	$—	$68
Liabilities measured at fair value:
Other current payables - hedge instruments	(10)	—	—	(10)
Other long-term liabilities - contingent payment for a business combination	—	—	(6)	(6)
Warrants liability	$(1,485)	$—	$—	$(1,485)

As of December 31, 2022:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$12	$—	$—	$12
Liabilities measured at fair value:
Other current liabilities - contingent payment for a business combination	—	—	(729)	(729)
Other current payables - hedge instruments	(66)	—	—	(66)
Other long-term liabilities - contingent payment for a business combination	$—	$—	$(1,377)	$(1,377)

Schedule of changes in level 3

	Accrued
	expenses and	Other long-
	other	term
	payables	liabilities	Total
Fair value as of December 31, 2022	$729	$1,377	$2,106
Payment	(382)	—	(382)
Change in fair value	(347)	(1,371)	(1,718)

	$—	$6	$6